Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Contractual Maturities on Finance Lease Receivable	Contractual maturities on finance lease receivable are as follows:

Years ending December 31,	Contractual maturities
2014	$3,921
2015	3,939
2016	1,048

Total	$8,908